COMMON STOCK REPURCHASE AND ISSUANCE (Details) (USD $)	12 Months Ended			0 Months Ended			17 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 17, 2014	Mar. 11, 2014	Aug. 12, 2011	Dec. 31, 2012	Nov. 30, 2012	Nov. 12, 2014
Repurchase program disclosures [Line Items]
Value of shares repurchased	$ 10,308,000	$ 30,680,000	$ 8,842,000
Per share price of investment	$ 2.83
Par value of shares (in dollars per share)	$ 0.00375	$ 0.00375
Share Purchase Agreement [Member] | Reporting Entities [Member]
Repurchase program disclosures [Line Items]
Value of shares repurchased				9,900,000
Per share price of investment				$ 2.54
Number of shares of common stock repurchased				3,883,875
Share Purchase Agreement [Member] | Shah Capital [Member]
Repurchase program disclosures [Line Items]
Per share price of investment				$ 2.54
Number of shares of common stock repurchased				1,000,000
Share Purchase Agreement [Member] | Softbank [Member]
Repurchase program disclosures [Line Items]
Number of shares in reporting entity sold by investee				4,883,875
Per share price of investment				$ 0.00375
Subscription Agreement [Member] | Shah Capital [Member]
Repurchase program disclosures [Line Items]
Share price (in dollars per share)					$ 2.67
Number of shares of common stock issued					2,000,000
Par value of shares (in dollars per share)					$ 0.00375
Premium percentage					1.30%
Repurchase program, August 2011 [Member]
Repurchase program disclosures [Line Items]
Maximum ordinary shares outstanding under the repurchase program						20,000,000
Period over which shares can be repurchased						12 months
Shares repurchased under program			4,174,875				4,174,875
Value of shares repurchased							15,100,000
Tender offer repurchase program [Member]
Repurchase program disclosures [Line Items]
Value of shares repurchased								30,000,000
Ordinary shares authorized to be repurchased under a tender offer								8,333,333
Share price (in dollars per share)								$ 3.6
Ordinary shares repurchased								8,333,333
Repurchase program, November 2014 [Member]
Repurchase program disclosures [Line Items]
Maximum ordinary shares outstanding under the repurchase program									40,000,000
Period over which shares can be repurchased									24 months
Shares repurchased under program	166,421
Value of shares repurchased	$ 400,000